LEASES (Schedule of Weighted Average Remaining Lease Terms and Discount Rates) (Details)	Jun. 30, 2019
Lessee Disclosure [Abstract]
Weighted average remaining lease term (years)	3 years
Weighted average discount rate	2.41%